Subsequent Events (Details) - Subsequent Event - Class A Common stock - Subscription Agreements	Oct. 18, 2022 $ / shares shares
Subsequent Event [Line Items]
Number of shares issued | shares	5,500,000
Purchase price, per unit | $ / shares	$ 10.00